Financial Risk Management - Additional Information (Detail) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€) € / shares shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2025 kr / shares shares	Dec. 31, 2022 shares	Dec. 31, 2020 shares
Disclosure of detailed information about financial instruments [line items]
Number of shares issued	61,977,408	60,689,487	57,707,439	56,937,682	61,977,408	57,152,295	53,750,386
Par value per share | kr / shares					kr 1
Number Of Treasury Shares Outstanding	597,096	845,887	1,093,054		597,096
Net proceeds from follow-on public offerings | €	€ 0	€ 309,913	€ 0
Ordinary shares [member]
Disclosure of detailed information about financial instruments [line items]
Par value per share | € / shares	€ 0.13
Numebr of shares outstanding	597,096				597,096
Capital Increases [member]
Disclosure of detailed information about financial instruments [line items]
Net proceeds from follow-on public offerings | €		€ 290,600		€ 367,900
Interest rate risk [member] | Coupon fixed rate structure [member]
Disclosure of detailed information about financial instruments [line items]
Outstanding convertible notes, coupon fixed rate	2.25%				2.25%
Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets Duration Period			12 months